Note 17 - Receivables and prepayments, net - Summary of Receivables and Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Note 17 - Receivables and prepayments, net
Prepaid expenses and other receivables	$ 53,318	$ 56,564
Government entities	2,420	1,330
Employee advances and loans	11,695	14,316
Advances to suppliers and other advances	35,965	48,455
Government tax refunds on exports	16,969	8,210
Receivables from related parties	3,585	5,759
Others	58,756	50,173
Receivables and prepayments, gross	182,708	184,807
Allowance for other doubtful accounts, see note 25 (i)	(3,094)	(3,439)
Current prepayments and other current assets	$ 179,614	$ 181,368